ALLOWANCE FOR LOAN AND LEASE LOSSES - Changes in the Allowance for Loan and Lease Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	$ 56,542	$ 54,021	$ 57,961	$ 53,398
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	1,160	779
Ending allowance on loans collectively evaluated for impairment	55,382	53,242
Impaired Financing Receivable, Related Allowance	56,542	54,021
Loans and Leases:
Ending balance of loans individually evaluated for impairment	86,809	41,627
Ending balance of loans collectively evaluated for impairment	8,737,405	5,971,556
Loans and Leases Receivable, Net of Deferred Income	8,824,214	6,013,183
Provision for loan and lease losses	14,586	3,582	10,140
Allowance for Loan and Lease Losses, Write-offs	20,670	13,663	11,114
Allowance for Loan and Lease Loss, Recovery of Bad Debts	8,605	6,141	5,537
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	18,746	17,598	19,225	16,995
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	667	169
Ending allowance on loans collectively evaluated for impairment	18,079	17,429
Impaired Financing Receivable, Related Allowance	18,746	17,598
Loans and Leases:
Ending balance of loans individually evaluated for impairment	37,633	7,331
Ending balance of loans collectively evaluated for impairment	2,477,028	1,905,412
Loans and Leases Receivable, Net of Deferred Income	2,514,661	1,912,743
Provision for loan and lease losses	10,615	6,917	3,705
Allowance for Loan and Lease Losses, Write-offs	11,533	10,194	2,630
Allowance for Loan and Lease Loss, Recovery of Bad Debts	2,066	1,650	1,155
Lease financing
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	1,130	675	716	821
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,130	675
Impaired Financing Receivable, Related Allowance	1,130	675
Loans and Leases:
Ending balance of loans individually evaluated for impairment	22	82
Ending balance of loans collectively evaluated for impairment	93,393	89,265
Loans and Leases Receivable, Net of Deferred Income	93,415	89,347
Provision for loan and lease losses	454	(42)	(106)
Allowance for Loan and Lease Losses, Write-offs	0	0	0
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1	1	1
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	3,413	3,577	3,282	1,810
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	3,413	3,577
Impaired Financing Receivable, Related Allowance	3,413	3,577
Loans and Leases:
Ending balance of loans individually evaluated for impairment	9	29
Ending balance of loans collectively evaluated for impairment	548,926	467,701
Loans and Leases Receivable, Net of Deferred Income	548,935	467,730
Provision for loan and lease losses	(310)	207	1,280
Allowance for Loan and Lease Losses, Write-offs	0	1	93
Allowance for Loan and Lease Loss, Recovery of Bad Debts	146	89	285
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	21,048	20,930	26,540	23,656
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	461	448
Ending allowance on loans collectively evaluated for impairment	20,587	20,482
Impaired Financing Receivable, Related Allowance	21,048	20,930
Loans and Leases:
Ending balance of loans individually evaluated for impairment	25,022	21,542
Ending balance of loans collectively evaluated for impairment	3,729,659	2,468,549
Loans and Leases Receivable, Net of Deferred Income	3,754,681	2,490,091
Provision for loan and lease losses	847	(7,291)	5,365
Allowance for Loan and Lease Losses, Write-offs	4,835	1,038	4,983
Allowance for Loan and Lease Loss, Recovery of Bad Debts	4,106	2,719	2,502
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	4,964	4,683	3,208	4,014
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	32	160
Ending allowance on loans collectively evaluated for impairment	4,932	4,523
Impaired Financing Receivable, Related Allowance	4,964	4,683
Loans and Leases:
Ending balance of loans individually evaluated for impairment	17,598	7,932
Ending balance of loans collectively evaluated for impairment	938,048	463,459
Loans and Leases Receivable, Net of Deferred Income	955,646	471,391
Provision for loan and lease losses	492	1,695	(655)
Allowance for Loan and Lease Losses, Write-offs	422	435	387
Allowance for Loan and Lease Loss, Recovery of Bad Debts	211	215	236
Home equity
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	5,348	4,935	3,043	3,943
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	2
Ending allowance on loans collectively evaluated for impairment	5,348	4,933
Impaired Financing Receivable, Related Allowance	5,348	4,935
Loans and Leases:
Ending balance of loans individually evaluated for impairment	6,351	4,456
Ending balance of loans collectively evaluated for impairment	810,931	489,148
Loans and Leases Receivable, Net of Deferred Income	817,282	493,604
Provision for loan and lease losses	829	1,778	(175)
Allowance for Loan and Lease Losses, Write-offs	1,725	913	1,445
Allowance for Loan and Lease Loss, Recovery of Bad Debts	1,309	1,027	720
Installment
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	362	307	388	386
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	362	307
Impaired Financing Receivable, Related Allowance	362	307
Loans and Leases:
Ending balance of loans individually evaluated for impairment	174	255
Ending balance of loans collectively evaluated for impairment	93,038	41,331
Loans and Leases Receivable, Net of Deferred Income	93,212	41,586
Provision for loan and lease losses	(85)	(90)	53
Allowance for Loan and Lease Losses, Write-offs	435	225	386
Allowance for Loan and Lease Loss, Recovery of Bad Debts	575	234	335
Credit card
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance	1,531	1,316	1,559	$ 1,773
Allowance for loan and lease losses:
Ending allowance on loans individually evaluated for impairment	0	0
Ending allowance on loans collectively evaluated for impairment	1,531	1,316
Impaired Financing Receivable, Related Allowance	1,531	1,316
Loans and Leases:
Ending balance of loans individually evaluated for impairment	0	0
Ending balance of loans collectively evaluated for impairment	46,382	46,691
Loans and Leases Receivable, Net of Deferred Income	46,382	46,691
Provision for loan and lease losses	1,744	408	673
Allowance for Loan and Lease Losses, Write-offs	1,720	857	1,190
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 191	$ 206	$ 303